Intangibles	12 Months Ended
Dec. 31, 2020
Intangibles
Intangibles

16.   Intangibles

a) Movements during the year

					Research
					and development
	Goodwill	Concessions	Contract right	Software	project and patents	Total
Balance at December 31, 2018	3,653	4,061	137	111	—	7,962
Additions	—	439	—	39	—	478
Disposals	—	(17)	—	—	—	(17)
Amortization	—	(239)	(2)	(66)	—	(307)
Impairment (note 18)	—	(112)	—	(11)	—	(123)
Acquisition of subsidiary	—	3	—	1	724	728
Translation adjustment	(24)	(165)	5	2	(40)	(222)
Balance at December 31, 2019	3,629	3,970	140	76	684	8,499
Cost	3,629	5,090	248	888	684	10,539
Accumulated amortization	—	(1,120)	(108)	(812)	—	(2,040)
Balance at December 31, 2019	3,629	3,970	140	76	684	8,499
Additions	—	2,513	—	29	—	2,542
Disposals	—	(7)	(134)	—	—	(141)
Amortization	—	(177)	(1)	(23)	—	(201)
Translation adjustment	(331)	(908)	(5)	(6)	(153)	(1,403)
Balance at December 31, 2020	3,298	5,391	—	76	531	9,296
Cost	3,298	6,393	102	743	531	11,067
Accumulated amortization	—	(1,002)	(102)	(667)	—	(1,771)
Balance at December 31, 2020	3,298	5,391	—	76	531	9,296

b) Early extension of railway concessions-In December 2020, the Company agreed terms with the Brazilian Federal Government to extend its concessions to operate the Estrada de Ferro Carajás (“EFC”) and Estrada de Ferro Vitória a Minas ("EFVM") railways by 30 years, from 2027 to 2057.

Upon the signing, the Company recognized an intangible asset related to its right of use of EFC and EFVM and, at the same time, in exchange for the early renewal of its contracts, a liability in the amount of US$2,312  (R$12,016 million) (note 13). The total obligation is comprised by the following commitments:

•

Grants payments for the concessions, payable in quarterly installments, in the total amount of US$542  (R$2,818 million). This commitment is measured based on the net present value of the thirty-year projected cash flows, discounted at 11.04%.

•

The construction of 383 km section of the Midwest Integration Railway ("FICO"), between the municipalities of Mara Rosa, in Goiás, and Água Boa, in Mato Grosso. The construction is planned to start in 2021 and its execution is expected to take 6 years. As at December 31, 2020, its estimated cost of construction, discounted to the present value at 2.59%, is US$1,306  (R$6,789 million).

•

An infrastructure program, envisaging over 450 separate projects designed to improve safety and reduce trespass where the railways pass through urban areas. The program will benefit 25 and 33 municipalities intercepted by EFC and EFVM, respectively. As at December 31, 2020, its estimated cost of construction, discounted to the present value at 3.08%, is US$264  (R$1,372 million).

•

Acquisition and delivery of rails and sleepers, which the Federal Government will use for the construction of section II of the West-East Integration Railway ("FIOL"), which will connect the municipalities of Caetité and Barreiras, in Bahia, and other miscellaneous commitments. As at December 31, 2020, these commitments, discounted to the present value at 2.67%, are estimated at approximately US$200  (R$1,037 million).

The concession contract renewal requires the review and physical inspection of the railway assets by the National Land Transport Agency (“ANTT”), which may impact the amount of liabilities assumed by the Company. Additionally, the ANTT may require, at their discretion, further investments on the concession network, whose conditions and limitations will be established in an addendum. In both circumstances, discussions on the contracts’ economic and financial rebalancing will be required. Furthermore, there is a provision for the Company to complete a minimum percentage of certain investments by 2027.

Additionally, as a condition for signing the contracts, the Company paid for a guarantee insurance in the amount of US$197  (R$1,026 million) during the year ended on December 31, 2020. These insurance contracts guarantee cover indemnifications, up to the amount established in the insurance policy, in the event of possible losses resulting from the Company not being in compliance with its assumed contractual obligations in relation to the concession contracts. The contracts also provide for the payment of additional insurance policies in the amount of approximately US$192  (R$1,000 million), based on certain contractual milestones.

c) Goodwill-Includes the goodwill arose from the acquisition of iron ore and nickel businesses and the goodwill from the incorporation of Valepar into Vale in 2017. This goodwill was recognized on the acquisition of Vale controlling interest by Valepar, based on the expected future returns on the ferrous segment. The Company has not recognized the deferred taxes over the goodwill, since there are no differences between the tax basis and accounting basis. The Company assesses annually the recoverable amount of the goodwill.

d) Research and development project and patents-Refers to in-process research and development projects and patents identified in the business combination of New Steel Global N.V. (note 15). The intangible assets of research and development are not subject to amortization until the operational phase is reached.

Accounting policy

Intangibles are carried at the acquisition cost, net of accumulated amortization and impairment charges.

The estimated useful lives are as follows:

Useful life
Railways concessions	3 to 50 years
Usufruct	22 to 31 years
Software	5 years